Net income from financial instruments measured at fair value through profit and loss - Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 7,744	$ 9,582	$ 10,231
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		4,053	2,081	3,478
Changes in fair value of designated debt and related derivatives	[1]	(182)	231	90
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		798	455	812
Net income/expense from financial instruments measured at fair value through profit and loss		12,413	12,349	14,611
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(81)	(400)	(352)
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of designated debt and related derivatives		(2,811)	2,619	2,561
Other changes in fair value
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of designated debt and related derivatives		2,629	(2,388)	(2,471)
Trading securities
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		6,668	11,074	16,121
Other instruments managed on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		1,076	(1,492)	(5,890)
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		$ 4,134	$ 2,481	$ 3,830

[1]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.